Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Transactions were Carried Out with Related Parties
The following transactions were carried out with related parties:

	2022	2021	2020

Sales of services
Associates (legal and administrative services)(a)	86	23	11
Entity controlled by management personnel(b)	3	10	—
	89	33	11
Purchases of goods and services
Entity controlled by management personnel (b)	—	(1,531)	(16,652)
Associates (transaction services)(c)	(1,800)	(1,119)	(2,032)
Service provider	—	(440)	—
	(1,800)	(3,090)	(18,684)

(a)Related to services provided to Trinks.
(b)Related to consulting and management services with Genova Consultoria e Participações Ltda., Travel services reimbursed to Zurich Consultoria e Participações Ltda and VCK Investment Fund.
(c)Related mainly to expenses paid to Trinks Serviços de Internet, RH Software and APP Sistemas for consulting services, marketing expenses and sales commissions and software license to new customers acquisition.

Summary of Balances Outstanding at the End of Reporting Period
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2022	2021

Loans to management personnel	6,121	4,663
Convertible loans to associate	3,932	57
Receivables from related parties	10,053	4,720

Summary of Compensation Expense	For the years ended December 31, 2022 and 2021, compensation expense was as follows:

	December 31, 2022	December 31, 2021

Short-term benefits	45,169	13,621
Share-based payments (Note 18.4)	64,038	29,332
	109,207	42,953